As filed with the Securities and Exchange Commission on December 1, 2023

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

File Nos. 33-11549, 811-04995

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 65
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 66

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

File Nos. 2-91312, 811-04033

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 82
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 83

SIT MUTUAL FUNDS II, INC.

(Exact Name of Registrant as Specified in Charter)

3300 IDS Center, Minneapolis, Minnesota 55402

(Address of Principal Executive Offices) (Zip Code)

(612) 332-3223

(Registrants’ Telephone Number, including Area Code)

Kelly K. Boston, Esq.

Sit Mutual Funds

3300 IDS Center

Minneapolis, Minnesota 55402

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (specify date) pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (specify date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (specify date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post effective amendment.

Explanatory Note: This Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A of the Sit U.S. Government Securities Fund, Inc. and Post-Effective Amendment No. 82 to the Registration Statement of Sit Mutual Funds II, Inc. (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to submit Exhibit (h)(3): Other Material Contracts: Fee Waiver Agreement. This amendment consists of the following: (1) Cover letter that details this Explanatory Note (2) Facing sheet of the Registration Statement; and  (3) Part C of the Registration Statement (including signature pages). The Prospectus and Statement of Additional Information are incorporated by reference from Post-Effective Amendment No.  64 to the Registration Statement on Form N-1A of Sit U.S. Government Securities Fund, Inc. and Post-Effective Amendment No. 81 to the Registration Statement of Sit Mutual Funds II, Inc. filed on July 27, 2023. There have been no changes to the Prospectus or Statement of Additional Information.

Part C

Other Information

Item	28. Exhibits

Explanatory Note: This Registration Statement contains the combined Part C for Sit U.S. Government Securities Fund, Inc., and Sit Mutual Funds II, Inc.

(a)	Articles of Incorporation
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment 55 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment 72 to the Fund’s Registration Statement under the Securities Act of 1933; Certificate of Designation of Class Y and Class S of Sit Tax-Free Income Fund incorporated by reference to Post-Effective Amendment 75 to the Fund’s Registration Statement under the Securities Act of 1933; Certificate of Designation of Class Y and Class S of Sit Quality Income Fund incorporated by reference to Post-Effective Amendment 79 to the Fund’s Registration Statement under the Securities Act of 1933.

(b)	Bylaws
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment 55 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment 53 to the Fund’s Registration Statement under the Securities Act of 1933.

(c)	Instruments Defining Rights of Security Holders

Not applicable.

(d)	Investment Advisory Contracts
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment 55 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment 72 to the Fund’s Registration Statement under the Securities Act of 1933; Amendment No.  1 to the Investment Management Agreement incorporated by reference to Post-Effective Amendment 74 to the Fund’s Registration Statement under the Securities Act of 1933; Amendment No. 2 to the Investment Management Agreement incorporated by reference to Post-Effective Amendment 79 to the Fund’s Registration Statement under the Securities Act of 1933.

(e)	Underwriting Contracts
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment 55 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment 72 to the Fund’s Registration Statement under the Securities Act of 1933.

(f)	Bonus or Profit Sharing Contracts

Not applicable.

(g)	Custodian Agreements
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment 36 to the Fund’s Registration Statement under the Securities Act of 1933; Amended and Restated Schedule II to the Custody Agreement incorporated by reference to Post-Effective Amendment 55 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment 50 to the Fund’s Registration Statement under the Securities Act of 1933; Amended and Restated Schedule II to the Custody Agreement incorporated by reference to Post-Effective Amendment 72 to the Fund’s Registration Statement under the Securities Act of 1933.

(h.1)	Other Material Contracts: Transfer Agency and Shareholder Services Agreement
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment 55 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment 72 to the Fund’s Registration Statement under the Securities Act of 1933.

(h.2)	Other Material Contracts: Administration and Accounting Services Agreement
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment 55 to the Fund’s Registration Statement under the Securities Act of 1933; Amendment to the Administration and Accounting Services Agreement incorporated by reference to Post-Effective Amendment 64 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment 72 to the Fund’s Registration Statement under the Securities Act of 1933; Amendment to the Administration and Accounting Services Agreement incorporated by reference to Post-Effective Amendment 81 to the Fund’s Registration Statement under the Securities Act of 1933.

(h.3)	Other Material Contracts: Supervision and Administration Agreement
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment 52 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment 74 to the Fund’s Registration Statement under the Securities Act of 1933; Amendment No.  1 to Supervision and Administration Agreement filed incorporated by reference to Post-Effective Amendment 79 to the Fund’s Registration Statement under the Securities Act of 1933.

(h.4)	Other Material Contracts: Fee Waiver Agreement
1.	Sit U.S. Government Securities Fund, Inc.

Filed herewith.

2.	Sit Mutual Funds II, Inc.

Filed herewith.

(i)	Legal Opinion: Opinion and Consent of Faegre Drinker Biddle & Reath LLP
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment 53 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment Nos. 9, 53, 75, and 79 to the Fund’s Registration Statement under the Securities Act of 1933.

(j.1)	Other Opinions: Consent of KPMG LLP
1.	Sit U.S. Government Securities Fund, Inc.

Not applicable.

2.	Sit Mutual Funds II, Inc.

Not applicable.

(j.2.)	Other Opinions: Power of Attorney
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment Nos. 30, 32 and 36 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment Nos. 38, 42 and 50 to the Fund’s Registration Statement under the Securities Act of 1933.

(k)	Omitted Financial Statements
Not	applicable.

(l)	Initial Capital Agreements

Not applicable.

(m)	Rule 12b-1 Plan

Not applicable.

(n)	Rule 18f-3 Plan
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment 52 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment 74 to the Fund’s Registration Statement under the Securities Act of 1933; Amendment No. 1 to Multiple Class  Plan Incorporated by reference to Post-Effective Amendment 79 to the Fund’s Registration Statement under the Securities Act of 1933.

(o)	Reserved.

(p)	Codes of Ethics
1.	Sit U.S. Government Securities Fund, Inc.

Incorporated by reference to Post-Effective Amendment 55 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Mutual Funds II, Inc.

Incorporated by reference to Post-Effective Amendment 72 to the Fund’s Registration Statement under the Securities Act of 1933.

Item 29.       Persons Controlled by or Under Common Control with Registrant

    See the section of the Prospectus entitled “Investment Adviser” and the section of the Statement of Additional Information entitled “Investment Adviser.”

Item 30.   Indemnification

Each Registrant’s Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

Each Registrant may indemnify its officers and directors and other “persons” acting in an “official capacity” (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of a Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director’s eligibility to be indemnified.

In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

(a)	has not received indemnification for the same conduct from any other party or organization;
(b)	acted in good faith;
(c)	received no improper personal benefit;
(d)	in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
(e)	reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
(f)

had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to a Registrant, to payment or reimbursement by a Registrant of reasonable expenses, including attorneys’ fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by a Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of a Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of such Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 31.   Business and other Connections of Investment Adviser

Sit Investment Associates, Inc. (the “Adviser”), serves as the investment adviser of each of the Sit Mutual Funds and to various other public and private accounts.

Below is a list of the officers and directors of the Adviser and their business/employment during the past two years:

Name	Business and Employment During Past Two Years; Principal Business Address
Roger J. Sit	Chairman, President, CEO and Global CIO of the Adviser; Chairman and CEO of Sit Fixed Income Advisors II, LLC (“SF”); Chairman of SIA Securities Corp. (the “Distributor”); Chairman and President of the Sit Mutual Funds.

Kent L. Johnson	Senior Vice President - Research & Investment Management of the Adviser

Debra K. Beaudet	Vice President – Staff Operations of the Adviser

David A. Brown	Vice President – Research & Investment Management of the Adviser

Michael T. Manns	Vice President – Research & Investment Management of the Adviser

Mark A. Pepper	Vice President – Research & Investment Management of the Adviser

Paul E. Rasmussen	Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary and Chief Compliance Officer of SF; President and Treasurer of the Distributor; Vice President, Treasurer, Secretary and Chief Compliance Officer of the Sit Mutual Funds.

Carla J. Rose	Vice President - Administration & Deputy Controller of the Adviser; Vice President, Controller, Treasurer & Assistant Secretary of SF; Vice President and Assistant Secretary of the Distributor; Vice President, Assistant Secretary and Assistant Treasurer of the Sit Mutual Funds.

Raymond E. Sit	Vice President – Research & Investment Management of the Adviser

Robert W. Sit	Vice President - Research & Investment Management of the Adviser

Ronald D. Sit	Director of the Adviser; Vice President - Research & Investment Management of the Adviser

Item 32. Principal Underwriters

The Distributor for each Registrant is SIA Securities Corp., 3300 IDS Center, Minneapolis, MN 55402, an affiliate of the Adviser, which distributes only shares of each Registrant.

Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

Name	Business and Employment During Past Two Years; Principal Business Address
Roger J. Sit	Chairman, President, CEO and Global CIO of the Adviser; Chairman and CEO of Sit Fixed Income Advisors II, LLC (“SF”); Chairman of SIA Securities Corp. (the “Distributor”); Chairman and President of the Sit Mutual Funds.

Paul E. Rasmussen	Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary and Chief Compliance Officer of SF; President and Treasurer of the Distributor; Vice President, Treasurer, Secretary and Chief Compliance Officer of the Sit Mutual Funds.

Carla J. Rose	Vice President - Administration & Deputy Controller of the Adviser; Vice President, Controller and Treasurer of SF; Vice President and Assistant Secretary of the Distributor; Vice President, Assistant Secretary and Assistant Treasurer of the Sit Mutual Funds.

Kelly K. Boston	Staff Attorney of the Adviser; Secretary of the Distributor; Assistant Secretary & Assistant Treasurer of the Sit Mutual Funds.

Item 33. Location of Accounts and Records

    The Custodian for each Registrant is The Bank of New York Mellon, 111 Sanders Creek Parkway, NY 13057. The Transfer Agent for each Registrant is BNY Mellon Investment Servicing (US) Inc., Attn: 534459, 500 Ross Street, 154-0520, Pittsburgh, PA 15262. Other books and records are maintained by the Adviser, Sit Investment Associates, Inc., which is located at 3300 IDS Center, Minneapolis, MN 55402.

Item 34. Management Services

    Not applicable

Item 35. Undertakings

    Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 1st day of December 2023.

SIT U.S. GOVERNMENT SECURITIES FUND, INC.
(Registrant)

By	/s/ Roger J. Sit
Roger J. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title

/s/ Roger J. Sit	Dated: December 1, 2023
Roger J. Sit, Chairman
(Principal Executive Officer)

/s/ Paul E. Rasmussen	Dated: December 1, 2023
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

Edward M. Giles, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

Barry N. Winslow, Director*

By /s/ Roger J. Sit	Dated: December 1, 2023
Roger J. Sit, Attorney-in-fact

* Pursuant to a power of attorney filed previously with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 1st day of December 2023.

SIT MUTUAL FUNDS II, INC.
(Registrant)

By	/s/ Roger J. Sit
Roger J. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title

/s/ Roger J. Sit	Dated: December 1, 2023
Roger J. Sit, Chairman
(Principal Executive Officer)

/s/ Paul E. Rasmussen	Dated: December 1, 2023
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

Edward M. Giles, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

Barry N. Winslow, Director*

By /s/ Roger J. Sit	Dated: December 1, 2023
Roger J. Sit, Attorney-in-fact

* Pursuant to a power of attorney filed previously with the Commission.

REGISTRATION STATEMENT ON FORM N-1A

EXHIBIT INDEX

Exhibit No.	Name of Exhibit	Page No.

(h.4.)	Other Material Contracts: Fee Waiver Agreement (Combined Agreement for each Registrant)	C-9